Cover Page	6 Months Ended
Jan. 31, 2023
Entity Listings [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	ZeroFox Holdings, Inc.
Entity Central Index Key	0001823575
Entity Primary SIC Number	7389
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1557361
Entity Address, Address Line One	1834 S. Charles Street
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21230
City Area Code	855
Local Phone Number	936-9369
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Business Contact [Member]
Entity Listings [Line Items]
Contact Personnel Name	Thomas P. FitzGerald
Entity Address, Address Line One	1834 S. Charles Street
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21230
City Area Code	855
Local Phone Number	936-9369